UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number          811-04494

                                 The Gabelli Asset Fund

(Exact name of registrant as specified in charter)

One Corporate Center

                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                            Rye, New York 10580-1422

(Name and address of agent for service)

registrant’s telephone number, including area code:  1-800-422-3554

Date of fiscal year end:   December 31

Date of reporting period:   June 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports	to Stockholders.

The Report to Shareholders is attached herewith.

The Gabelli Asset Fund

Semiannual Report — June 30, 2012

Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the three and ten year periods, and 4 stars for the five year period ended June 30, 2012 among 1,539, 1,539, 838, and 1,346 Large Blend funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the six months ended June 30, 2012, the net asset value (“NAV”) per Class AAA Share of The Gabelli Asset Fund increased 5.9% compared with an increase of 9.5% for the Standard & Poor’s (“S&P”) 500 Index. See below for additional performance information.

Enclosed are the schedule of investments and financial statements as of June 30, 2012.

Comparative Results

Average Annual Returns through June 30, 2012 (a) (Unaudited)

	Six Months	1 Year	5 Year	10 Year	Since Inception (3/3/86)
Class AAA (GABAX)	5.88%	(1.65)%	1.29%	7.78%	11.86%
S&P 500 Index	9.49	5.45	0.22	5.33	9.55	(e)
Dow Jones Industrial Average	6.81	6.56	1.98	6.02	10.86	(e)
Nasdaq Composite Index	13.30	7.06	3.45	8.07	8.29	(e)
Class A (GATAX)	5.88	(1.65)	1.29	7.78	11.86
With sales charge (b)	(0.21)	(7.31)	0.10	7.14	11.60
Class B (GATBX)	5.48	(2.37)	0.51	7.08	11.59
With contingent deferred sales charge (c)	0.48	(7.25)	0.12	7.08	11.59
Class C (GATCX)	5.47	(2.39)	0.55	7.10	11.60
With contingent deferred sales charge (d)	4.47	(3.37)	0.55	7.10	11.60
Class I (GABIX)	6.01	(1.40)	1.52	7.90	11.91

In the current prospectus dated April 27, 2012, the expense ratios for Class AAA, A, B, C, and I Shares are 1.37%, 1.37%, 2.12%, 2.12%, and 1.12%, respectively. See page 14 for the expense ratios for the six months ended June 30, 2012. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A, B, and C Shares is 5.75%, 5.00%, and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectus contains information about these and other matters and should be read carefully before investing. The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The Dow Jones Industrial Average and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested, except for the NASDAQ Composite Index. You cannot invest directly in an index. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class B Shares, and Class C Shares on December 31, 2003 and Class I Shares on January 11, 2008. The actual performance of the Class B Shares and Class C Shares would have been lower due to the additional expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

(c)	Assuming payment of the maximum contingent deferred sales charge (CDSC). The maximum CDSC for Class B Shares is 5% which is gradually reduced to 0% after six years.

(d)	Assuming payment of the 1% maximum CDSC imposed on redemptions made within one year of purchase.

(e)	The S&P 500 Index, Dow Jones Industrial Average, and Nasdaq Composite Index since inception performance results are as of February 28, 1986.

The Gabelli Asset Fund

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from January 1, 2012 through June 30, 2012	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 01/01/12	Ending Account Value 06/30/12	Annualized Expense Ratio	Expenses Paid During Period*
The Gabelli Asset Fund
Actual Fund Return
Class AAA	$1,000.00	$1,058.80	1.38%	$ 7.06
Class A	$1,000.00	$1,058.80	1.38%	$ 7.06
Class B	$1,000.00	$1,054.80	2.13%	$10.88
Class C	$1,000.00	$1,054.70	2.13%	$10.88
Class I	$1,000.00	$1,060.10	1.13%	$ 5.79
Hypothetical 5% Return
Class AAA	$1,000.00	$1,018.00	1.38%	$ 6.92
Class A	$1,000.00	$1,018.00	1.38%	$ 6.92
Class B	$1,000.00	$1,014.27	2.13%	$10.67
Class C	$1,000.00	$1,014.27	2.13%	$10.67
Class I	$1,000.00	$1,019.24	1.13%	$ 5.67

*

Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 366.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2012:

The Gabelli Asset Fund

Food and Beverage	13.9%
Energy and Utilities	7.6%
Cable and Satellite	7.4%
Financial Services	7.0%
Equipment and Supplies	6.6%
Consumer Products	5.3%
Diversified Industrial	5.0%
Entertainment	4.3%
Health Care	4.1%
Machinery	3.7%
Automotive: Parts and Accessories	3.5%
Publishing	2.7%
Retail	2.7%
Telecommunications	2.6%
Aviation: Parts and Services	2.5%
Hotels and Gaming	2.2%
Metals and Mining	2.1%
Business Services	2.0%
Aerospace	1.8%
Broadcasting	1.6%
Consumer Services	1.4%
Specialty Chemicals	1.4%

Computer Software and Services	1.3%
Environmental Services	1.1%
Electronics	1.1%
Wireless Communications	0.9%
U.S. Government Obligations	0.9%
Automotive	0.8%
Agriculture	0.8%
Transportation	0.5%
Building and Construction	0.3%
Communications Equipment	0.3%
Real Estate	0.3%
Real Estate Investment Trusts	0.1%
Manufactured Housing and Recreational Vehicles	0.1%
Closed-End Funds	0.0%
Commercial Services	0.0%
Computer Hardware	0.0%
Airlines	0.0%
Other Assets and Liabilities (Net)	0.1%

100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Asset Fund

Schedule of Investments — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 98.9%
	Aerospace — 1.8%
738,000	Exelis Inc.	$4,241,703	$7,276,680
17,000	Goodrich Corp.	2,077,180	2,157,300
5,000	Lockheed Martin Corp.	147,750	435,400
11,000	Northrop Grumman Corp.	491,769	701,690
2,225,000	Rolls-Royce Holdings plc	16,788,798	29,898,510
149,000	The Boeing Co.	7,839,993	11,070,700

		31,587,193	51,540,280

	Agriculture — 0.8%
475,000	Archer-Daniels-Midland Co.	6,226,587	14,022,000
74,058	Monsanto Co.	1,288,171	6,130,521
9,000	Potash Corp of Saskatchewan Inc.	41,185	393,210
29,000	The Mosaic Co.	500,160	1,588,040

		8,056,103	22,133,771

	Airlines — 0.0%
140,000	AMR Corp.†	52,420	76,860

	Automotive — 0.8%
345,000	Fiat Industrial SpA	3,867,576	3,379,271
293,000	Ford Motor Co.	3,693,531	2,809,870
446,000	Navistar International Corp.†	9,555,711	12,653,020
101,250	PACCAR Inc.	522,021	3,967,987
3,400	Volkswagen AG	137,862	511,377

		17,776,701	23,321,525

	Automotive: Parts and Accessories — 3.5%
180,500	BorgWarner Inc.†	1,847,270	11,838,995
350,000	Brembo SpA	3,995,221	3,470,324
227,000	CLARCOR Inc.	1,629,269	10,932,320
400,000	Dana Holding Corp.	3,177,577	5,124,000
66,000	Federal-Mogul Corp.†	1,250,010	726,000
577,000	Genuine Parts Co.	16,728,295	34,764,250
7,000	HUGHES Telematics Inc.†	25,137	83,650
410,000	Johnson Controls Inc.	4,117,149	11,361,100
210,000	Modine Manufacturing Co.†	3,590,849	1,455,300
145,500	O’Reilly Automotive Inc.†	3,459,880	12,188,535
245,000	Standard Motor Products Inc.	2,491,871	3,449,600
160,000	Superior Industries International Inc.	3,200,562	2,619,200
119,000	Tenneco Inc.†	2,810,073	3,191,580

		48,323,163	101,204,854

	Aviation: Parts and Services — 2.5%
1,103,000	BBA Aviation plc	2,715,692	3,524,016
477,000	Curtiss-Wright Corp.	3,328,382	14,810,850
600,000	GenCorp Inc.†	2,151,726	3,906,000
115,000	Kaman Corp.	1,720,172	3,558,100
272,000	Precision Castparts Corp.	3,038,765	44,741,280

		12,954,737	70,540,246

Shares		Cost	Market Value
	Broadcasting — 1.6%
322,500	CBS Corp., Cl. A, Voting	$3,454,520	$10,736,025
20,000	Cogeco Inc.	381,659	900,501
13,334	Corus Entertainment Inc., Cl. B, Non-Voting, Toronto	21,662	300,182
26,666	Corus Entertainment Inc., Cl. B, OTC	43,320	601,852
106,000	Fisher Communications Inc.†	3,691,584	3,170,460
843	Granite Broadcasting Corp.†(a)	69,109	4
270,000	Liberty Media Corp. - Liberty Capital, Cl. A†	2,287,145	23,735,700
157,000	LIN TV Corp., Cl. A†	1,463,023	474,140
12,000	Naspers Ltd., Cl. N	472,418	638,521
390,000	Television Broadcasts Ltd.	1,776,461	2,702,067
135,000	Tokyo Broadcasting System Holdings Inc.	2,864,854	1,650,028

		16,525,755	44,909,480

	Building and Construction — 0.3%
372,000	Fortune Brands Home & Security Inc.†	4,109,187	8,284,440
9,000	Layne Christensen Co.†	174,562	186,210

		4,283,749	8,470,650

	Business Services — 2.0%
28,000	ACCO Brands Corp.†	139,023	289,520
38,000	Ascent Capital Group Inc., Cl. A†	673,653	1,966,500
250,000	Clear Channel Outdoor Holdings Inc., Cl. A†	1,579,392	1,505,000
15,080	Contax Participacoes SA, Preference	30,974	168,482
190,000	Ecolab Inc.	1,778,939	13,020,700
15,000	Edenred	273,621	424,165
16,000	Equinix Inc.†	1,346,048	2,810,400
3,988	FleetCor Technologies Inc.†	2,652	139,740
68,000	Intermec Inc.†	404,318	421,600
61,000	Landauer Inc.	377,119	3,497,130
390,000	Live Nation Entertainment Inc.†	4,114,393	3,580,200
49,000	Macquarie Infrastructure Co. LLC	1,281,911	1,631,210
26,700	MasterCard Inc., Cl. A	2,192,163	11,483,937
5,000	Mohawk Industries Inc.†	317,604	349,150
69,000	Monster Worldwide Inc.†	1,460,700	586,500
1,200	MSC Industrial Direct Co. Inc., Cl. A	85,723	78,660
183,000	The Brink’s Co.	5,251,496	4,241,940
900,000	The Interpublic Group of Companies Inc.	7,764,097	9,765,000

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Business Services (Continued)
18,000	Visa Inc., Cl. A	$950,776	$2,225,340

		30,024,602	58,185,174

	Cable and Satellite — 7.4%
459,000	AMC Networks Inc., Cl. A†	1,167,179	16,317,450
1,805,000	Cablevision Systems Corp., Cl. A	2,826,458	23,988,450
11,000	Charter Communications Inc., Cl. A†	578,074	779,570
206,000	Comcast Corp., Cl. A	3,227,095	6,585,820
322,000	Comcast Corp., Cl. A, Special	6,553,627	10,110,800
30,000	DigitalGlobe Inc.†	549,121	454,800
1,039,002	DIRECTV, Cl. A†	12,767,534	50,724,078
428,000	DISH Network Corp., Cl. A	9,804,587	12,219,400
117,000	EchoStar Corp., Cl. A†	3,433,891	3,091,140
800	Jupiter Telecommunications Co. Ltd	784,652	815,663
223,000	Liberty Global Inc., Cl. A†	2,762,003	11,067,490
223,000	Liberty Global Inc., Cl. C†	2,762,049	10,648,250
1,004,000	Rogers Communications Inc., Cl. B, New York.	5,695,942	36,354,840
50,000	Rogers Communications Inc., Cl. B, Toronto	229,821	1,812,690
282,000	Scripps Networks Interactive Inc., Cl. A	9,564,260	16,034,520
145,000	Shaw Communications Inc., Cl. B, New York.	282,107	2,741,950
120,000	Shaw Communications Inc., Cl. B, Non-Voting, Toronto	164,952	2,267,754
59,000	Time Warner Cable Inc.	2,697,818	4,843,900

		65,851,170	210,858,565

	Closed-End Funds — 0.0%
79,920	Royce Value Trust Inc.	975,443	995,803

	Commercial Services — 0.0%
36,000	Garda World Security Corp., Cl. A†	356,081	295,256

	Communications Equipment — 0.3%
600,000	Corning Inc.	4,846,048	7,758,000

	Computer Hardware — 0.0%
4,000	Wincor Nixdorf AG	224,709	141,635

	Computer Software and Services — 1.3%
54,001	AOL Inc.†	1,277,125	1,516,348
240,000	Diebold Inc.	8,268,232	8,858,400
60,000	EarthLink Inc.	466,308	446,400
67,000	eBay Inc.†	2,015,467	2,814,670
98,250	Fidelity National Information Services Inc.	2,155,793	3,348,360
1,200	Google Inc., Cl. A†	684,286	696,084

Shares		Cost	Market Value
158,000	Internap Network Services Corp.†	$1,081,538	$1,028,580
17,000	InterXion Holding NV†	235,710	307,870
95,000	NCR Corp.†	1,452,208	2,159,350
87,000	RealD Inc.†	1,043,946	1,301,520
104,000	Rockwell Automation Inc	3,768,399	6,870,240
435,000	Yahoo! Inc.†	10,007,703	6,886,050

		32,456,715	36,233,872

	Consumer Products — 5.3%
35,000	Altria Group Inc.	525,685	1,209,250
90,000	Avery Dennison Corp.	2,883,562	2,460,600
115,000	Avon Products Inc.	3,021,284	1,864,150
30,000	Brunswick Corp.	735,843	666,600
11,000	Christian Dior SA	307,335	1,506,897
431,000	Church & Dwight Co. Inc.	1,394,639	23,907,570
335,000	Energizer Holdings Inc.†	9,746,796	25,208,750
3,400	Givaudan SA†	1,182,809	3,329,611
35,000	Harley-Davidson Inc.	88,156	1,600,550
70,000	Kimberly-Clark Corp.	4,269,237	5,863,900
20,000	Mattel Inc.	361,000	648,800
14,500	National Presto Industries Inc.	446,667	1,011,665
25,000	Philip Morris International Inc.	950,939	2,181,500
50,000	Reckitt Benckiser Group plc	1,570,345	2,635,041
125,000	Sally Beauty Holdings Inc.†	1,001,483	3,217,500
9,000	Svenska Cellulosa AB, Cl. A	150,278	135,050
50,000	Svenska Cellulosa AB, Cl. B	709,301	748,108
1,080,000	Swedish Match AB	12,045,067	43,512,566
10,000	Syratech Corp.†	2,000	7
22,000	The Clorox Co.	1,224,263	1,594,120
3,000	The Estee Lauder Companies Inc., Cl. A	112,739	162,360
394,000	The Procter & Gamble Co.	13,330,537	24,132,500
81,000	Unilever plc, ADR	2,597,624	2,732,130
34,000	Wolverine World Wide Inc.	316,236	1,318,520

		58,973,825	151,647,745

	Consumer Services — 1.4%
20,000	Coinstar Inc.†	888,095	1,373,200
169,000	IAC/InterActiveCorp.	1,867,371	7,706,400
525,000	Liberty Interactive Corp., Cl. A†	4,214,760	9,339,750
956,500	Rollins Inc.	3,333,251	21,396,905
70,866	Tree.com Inc.†	509,902	810,707
29,000	Westway Group Inc.†	167,710	173,710

		10,981,089	40,800,672

	Diversified Industrial — 5.0%
12,000	Acuity Brands Inc.	141,624	610,920
10,000	Albany International Corp., Cl. A	238,798	187,100

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Diversified Industrial (Continued)
5,000	Anixter International Inc.	$45,044	$265,250
1	Colfax Corp.†	15	14
398,000	Cooper Industries plc	8,930,360	27,135,640
435,000	Crane Co.	7,426,614	15,825,300
98,000	Gardner Denver Inc.	804,925	5,185,180
101,000	Greif Inc., Cl. A	909,842	4,141,000
274,000	Greif Inc., Cl. B	14,925,026	12,321,780
459,000	Honeywell International Inc.	14,991,613	25,630,560
25,000	Ingersoll-Rand plc	473,546	1,054,500
335,000	ITT Corp.	2,894,175	5,896,000
15,000	Jardine Matheson Holdings Ltd.	726,417	726,000
115,000	Jardine Strategic Holdings Ltd.	2,597,936	3,507,500
195,000	Katy Industries Inc.†	552,100	100,425
4,000	Kennametal Inc.	146,580	132,600
30,304	Magnetek Inc.†	947,197	467,894
240,000	Myers Industries Inc.	1,460,520	4,118,400
12,000	Nortek Inc.†	462,854	600,480
52,000	Pentair Inc.	762,065	1,990,560
260,033	Smiths Group plc	5,159,501	4,133,584
29,000	Sulzer AG	2,726,939	3,422,009
160,000	Textron Inc.	1,241,296	3,979,200
20,000	Toray Industries Inc.	146,817	135,360
120,000	Trinity Industries Inc.	1,257,602	2,997,600
345,000	Tyco International Ltd.	15,663,198	18,233,250
6,500	Waters Corp.†	477,757	516,555

		86,110,361	143,314,661

	Electronics — 1.1%
45,000	Chemring Group plc	117,293	193,388
20,000	Emerson Electric Co.	1,000,820	931,600
95,000	Intel Corp.	2,029,905	2,531,750
7,500	Kyocera Corp., ADR	231,088	640,500
350,000	LSI Corp.†	2,209,391	2,229,500
1,500	Mettler-Toledo International Inc.†	212,220	233,775
24,000	Molex Inc., Cl. A	655,086	485,520
23,500	Samsung Electronics Co. Ltd., GDR(b)	4,424,009	12,490,250
48,000	Sony Corp., ADR	1,365,736	683,520
69,000	TE Connectivity Ltd.	2,080,335	2,201,790
298,000	Texas Instruments Inc.	7,816,730	8,549,620

		22,142,613	31,171,213

	Energy and Utilities — 7.5%
11,000	Anadarko Petroleum Corp.	652,895	728,200
209,000	BP plc, ADR	5,472,195	8,472,860
29,000	CH Energy Group Inc.	1,214,873	1,905,010
320,000	Chevron Corp.	12,349,474	33,760,000
326,000	ConocoPhillips	7,183,491	18,216,880

Shares		Cost	Market Value
274,000	CONSOL Energy Inc.	$10,497,083	$8,285,760
122,000	Devon Energy Corp.	1,673,036	7,074,780
10,000	Diamond Offshore Drilling Inc.	818,959	591,300
90,000	Duke Energy Corp.	1,022,606	2,075,400
20,000	Edison International.	340,000	924,000
240,000	El Paso Electric Co.	3,007,363	7,958,400
94,000	EOG Resources Inc.	430,496	8,470,340
311,000	Exxon Mobil Corp.	7,472,350	26,612,270
68,000	FirstEnergy Corp.	1,318,750	3,344,920
130,000	GenOn Energy Inc., Escrow†(a)	0	0
78,000	Great Plains Energy Inc.	1,819,822	1,669,980
192,000	Halliburton Co.	6,037,379	5,450,880
205,163	Kinder Morgan Inc.	3,987,199	6,610,352
270,000	National Fuel Gas Co.	13,813,460	12,684,600
32,000	NextEra Energy Inc.	1,549,756	2,201,920
110,000	Northeast Utilities	2,091,801	4,269,100
12,000	Occidental Petroleum Corp.	941,505	1,029,240
60,000	Oceaneering International Inc.	1,534,601	2,871,600
30,000	Patterson-UTI Energy Inc.	535,891	436,800
34,000	Petroleo Brasileiro SA, ADR	1,127,822	638,180
160,000	Phillips 66†	2,105,737	5,318,400
235,000	Rowan Companies plc, Cl. A†	8,788,962	7,597,550
48,000	Royal Dutch Shell plc, Cl. A, ADR	2,857,612	3,236,640
129,100	SJW Corp.	2,122,183	3,099,691
252,000	Southwest Gas Corp.	4,442,570	10,999,800
240,000	Spectra Energy Corp.	5,555,762	6,974,400
100,000	Talisman Energy Inc.	1,867,260	1,146,000
12,000	TECO Energy Inc.	206,273	216,720
105,000	The AES Corp.†	449,800	1,347,150
56,000	Transocean Ltd.	3,390,071	2,504,880
447,000	Weatherford International Ltd.†	8,631,502	5,645,610

		127,310,539	214,369,613

	Entertainment — 4.3%
8,010	Chestnut Hill Ventures†(a)	215,348	520,285
252,000	Discovery Communications Inc., Cl. A†	2,936,038	13,608,000
247,300	Discovery Communications Inc., Cl. C†	2,018,649	12,387,257
32,000	DreamWorks Animation SKG Inc., Cl. A†	757,342	609,920
110,000	Electronic Arts Inc.†	2,238,050	1,358,500
780,000	Grupo Televisa SAB, ADR	9,089,047	16,754,400
1,800	Nintendo Co. Ltd.	479,242	208,294
519,000	The Madison Square Garden Co., Cl. A†	2,231,672	19,431,360
535,001	Time Warner Inc.	14,353,453	20,597,539
499,000	Viacom Inc., Cl. A	15,136,362	25,439,020

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
25,000	Viacom Inc., Cl. B	$1,051,735	$1,175,500
557,333	Vivendi SA	10,861,950	10,318,630
20,000	World Wrestling Entertainment Inc., Cl. A	149,105	156,400

		61,517,993	122,565,105

	Environmental Services — 1.1%
15,000	Progressive Waste Solutions Ltd.	271,757	283,800
628,000	Republic Services Inc.	7,955,101	16,616,880
22,000	Waste Connections Inc.	697,223	658,240
440,000	Waste Management Inc.	8,948,668	14,696,000

		17,872,749	32,254,920

	Equipment and Supplies — 6.6%
947,500	AMETEK Inc.	2,464,063	47,289,725
6,000	Amphenol Corp., Cl. A	23,162	329,520
96,000	CIRCOR International Inc.	951,585	3,272,640
142,000	Crown Holdings Inc.†	640,179	4,897,580
180,000	CTS Corp.	1,062,935	1,695,600
8,000	Danaher Corp.	70,641	416,640
780,000	Donaldson Co. Inc.	2,250,340	26,028,600
238,000	Flowserve Corp.	3,182,360	27,310,500
206,000	Gerber Scientific Inc., Escrow†(a)	0	2,060
230,000	GrafTech International Ltd.†	2,011,244	2,219,500
760,000	IDEX Corp.	2,855,849	29,624,800
151,000	Interpump Group SpA	614,802	1,146,545
379,000	Lufkin Industries Inc.	1,713,428	20,587,280
70,000	Met-Pro Corp.	380,521	644,700
6,000	Mueller Industries Inc.	240,440	255,540
38,000	Sealed Air Corp.	522,291	586,720
2,000	SL Industries Inc.†	5,719	26,380
100,000	Tenaris SA, ADR	4,455,579	3,497,000
100,000	The Manitowoc Co. Inc.	240,518	1,170,000
12,000	The Toro Co.	841,990	879,480
100,000	The Weir Group plc	420,789	2,396,203
29,000	Valmont Industries Inc	232,196	3,508,130
320,000	Watts Water Technologies Inc., Cl. A	3,746,489	10,668,800

		28,927,120	188,453,943

	Financial Services — 7.0%
15,900	Alleghany Corp.†	2,543,397	5,402,025
93,000	AllianceBernstein Holding LP	1,809,194	1,180,170
715,000	American Express Co.	21,138,275	41,620,150
7,000	Ameriprise Financial Inc.	221,427	365,820
32,000	Argo Group International Holdings Ltd.	1,152,402	936,640
140,000	Artio Global Investors Inc.	2,058,464	490,000
90,000	Bank of America Corp.	960,877	736,200

Shares		Cost	Market Value
211	Berkshire Hathaway Inc., Cl. A†	$809,023	$26,363,395
75,000	BKF Capital Group Inc.†	419,241	80,250
20,000	Calamos Asset Management Inc., Cl. A	228,324	229,000
68,000	Citigroup Inc.	2,495,438	1,863,880
105,000	Deutsche Bank AG	4,592,963	3,797,850
158,000	First Niagara Financial Group Inc.	2,054,876	1,208,700
90,000	Fortress Investment Group LLC, Cl. A	514,428	303,300
135,000	GAM Holding AG†	1,868,360	1,500,553
165,000	H&R Block Inc.	2,674,125	2,636,700
24,000	HSBC Holdings plc, ADR	1,309,848	1,059,120
60,000	Interactive Brokers Group Inc., Cl. A	1,087,359	883,200
580,000	Janus Capital Group Inc.	6,723,605	4,535,600
262,000	JPMorgan Chase & Co.	10,394,934	9,361,260
19,000	Kemper Corp.	498,464	584,250
65,300	Kinnevik Investment AB, Cl. A	1,152,372	1,387,665
103,000	Kinnevik Investment AB, Cl. B	1,927,183	2,062,248
78,000	KKR & Co. LP	762,794	1,005,420
290,000	Legg Mason Inc.	6,719,237	7,647,300
75,000	Leucadia National Corp.	655,691	1,595,250
72,000	Loews Corp.	3,158,043	2,945,520
48,800	M&T Bank Corp.	3,609,287	4,029,416
150,000	Marsh & McLennan Companies Inc.	4,406,024	4,834,500
104,000	Northern Trust Corp.	5,047,975	4,786,080
153,000	PNC Financial Services Group Inc.	8,685,939	9,349,830
30,000	Popular Inc.†	666,694	498,300
22,000	Royal Bank of Canada	1,172,985	1,126,840
143,000	State Street Corp.	3,389,213	6,383,520
20,000	SunTrust Banks Inc.	424,879	484,600
50,000	T. Rowe Price Group Inc.	850,990	3,148,000
655,000	The Bank of New York Mellon Corp.	18,934,704	14,377,250
50,000	The Blackstone Group LP	874,819	653,500
18,000	The Goldman Sachs Group Inc.	2,378,408	1,725,480
8,500	Value Line Inc.	136,515	101,065
180,000	Waddell & Reed Financial Inc., Cl. A	3,903,823	5,450,400
641,000	Wells Fargo & Co.	19,275,873	21,435,040
24,000	WR Berkley Corp.	869,226	934,080

		154,557,698	201,099,367

	Food and Beverage — 13.9%
355,000	Beam Inc.	13,387,034	22,183,950
345,000	Brown-Forman Corp., Cl. A	6,015,904	32,775,000
85,000	Brown-Forman Corp., Cl. B	1,986,156	8,232,250

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
80,000	Campbell Soup Co.	$2,189,885	$2,670,400
400,000	China Mengniu Dairy Co. Ltd.	1,191,136	1,049,246
76,000	Coca-Cola Enterprises Inc.	1,547,314	2,131,040
16,500	Coca-Cola Hellenic Bottling Co. SA, ADR†	231,193	293,370
250,000	Constellation Brands Inc., Cl. A†	4,140,722	6,765,000
323,000	Danone	15,485,446	20,035,238
750,000	Davide Campari - Milano SpA	4,029,962	5,210,706
1,150,000	DE Master Blenders 1753 NV	11,635,669	12,966,970
117,000	Dean Foods Co.†	1,587,018	1,992,510
333,000	Diageo plc, ADR	13,077,303	34,322,310
45,000	Diamond Foods Inc.	1,074,475	802,800
210,000	Dr Pepper Snapple Group Inc.	5,152,689	9,187,500
75,000	Farmer Brothers Co.†	931,108	597,000
385,000	Flowers Foods Inc.	1,163,586	8,943,550
50,000	Fomento Economico Mexicano SAB de CV, ADR.	1,743,560	4,462,500
605,000	General Mills Inc.	10,926,023	23,316,700
73,000	Green Mountain Coffee Roasters Inc.†	1,935,379	1,589,940
3,200,000	Grupo Bimbo SAB de CV, Cl. A	1,620,465	7,865,844
59,000	H.J. Heinz Co.	2,105,151	3,208,420
10,000	Heineken Holding NV	407,450	446,975
115,000	Heineken NV	5,527,767	5,987,946
20,000	Heineken NV, ADR	481,150	522,800
230,000	Hillshire Brands Co.	6,265,360	6,667,700
200,000	Ingredion Inc.	2,426,067	9,904,000
210,000	ITO EN Ltd.	4,686,116	3,919,685
45,000	Kellogg Co.	1,213,669	2,219,850
82,000	Kerry Group plc, Cl. A	971,184	3,580,106
510,000	Kikkoman Corp.	5,886,604	6,278,101
412,229	Kraft Foods Inc., Cl. A	13,271,869	15,920,284
21,000	LVMH Moet Hennessy Louis Vuitton SA	741,983	3,185,080
15,000	MEIJI Holdings Co. Ltd.	678,410	685,870
245,000	Morinaga Milk Industry Co. Ltd.	909,693	934,822
113,000	Nestlé SA	3,210,658	6,732,498
200,000	NISSIN FOODS HOLDINGS CO. LTD.	6,899,621	7,593,670
200,000	Parmalat SpA	569,900	378,132
24,000	Peet’s Coffee & Tea Inc.†	943,373	1,440,960
272,000	PepsiCo Inc.	10,299,892	19,219,521
74,000	Pernod-Ricard SA	6,713,652	7,890,711
101,000	Post Holdings Inc.†	1,045,508	3,105,750
224,000	Ralcorp Holdings Inc.†	7,257,931	14,949,760
86,430	Remy Cointreau SA	5,079,553	9,469,893
10,000	SABMiller plc	358,218	400,150

Shares		Cost	Market Value
73,000	Snyders-Lance Inc.	$1,543,425	$1,841,790
330,000	The Coca-Cola Co.	13,880,073	25,802,700
32,000	The Hain Celestial Group Inc.†	532,819	1,761,280
1,000	The Hershey Co.	22,739	72,030
20,000	The J.M. Smucker Co.	547,733	1,510,400
600,000	Tingyi (Cayman Islands) Holding Corp.	1,488,465	1,532,879
169,744	Tootsie Roll Industries Inc.	1,820,002	4,050,092
135,000	Tyson Foods Inc., Cl. A.	1,869,358	2,542,050
444,000	Yakult Honsha Co. Ltd.	11,946,720	17,330,081

		222,654,140	398,479,810

	Health Care — 4.1%
32,000	Abbott Laboratories	1,604,597	2,063,040
15,000	Alere Inc.†	255,011	291,600
50,000	Allergan Inc.	2,338,454	4,628,500
44,000	Amgen Inc.	203,194	3,213,760
83,000	AngioDynamics Inc.†	1,081,206	996,830
10,000	ArthroCare Corp.†	235,827	292,800
75,000	Baxter International Inc.	3,881,678	3,986,250
66,000	Becton, Dickinson and Co.	5,119,570	4,933,500
50,000	Biogen Idec Inc.†	803,888	7,219,000
11,000	Bio-Rad Laboratories Inc., Cl. A†	1,128,499	1,100,110
270,000	Boston Scientific Corp.†	2,186,732	1,530,900
212,000	Bristol-Myers Squibb Co.	5,621,279	7,621,400
17,500	Cepheid Inc.†	196,789	783,125
70,000	Chemed Corp.	1,262,308	4,230,800
32,000	CONMED Corp.	640,430	885,440
48,000	Covidien plc	1,941,414	2,568,000
10,000	DENTSPLY International Inc.	190,509	378,100
55,000	Eli Lilly & Co.	2,059,331	2,360,050
8,000	Endo Health Solutions Inc.†	248,145	247,840
44,000	Exactech Inc.†	671,660	737,880
44,550	Express Scripts Holding Co.†	976,172	2,487,226
4,000	Gilead Sciences Inc.†	163,124	205,120
38,000	Henry Schein Inc.†	1,049,459	2,982,620
5,000	Hospira Inc.†	149,219	174,900
145,000	Johnson & Johnson	6,465,433	9,796,200
21,000	Laboratory Corp. of America Holdings†	1,597,260	1,944,810
71,000	Life Technologies Corp.†	1,906,176	3,194,290
89,500	Mead Johnson Nutrition Co.	5,071,543	7,205,645
150,000	Merck & Co. Inc.	4,257,141	6,262,500
12,000	Nobel Biocare Holding AG†	318,368	123,774
35,000	Owens & Minor Inc.	1,125,129	1,072,050
129,000	Pain Therapeutics Inc.†	733,536	605,010
74,000	Patterson Companies Inc.	1,952,151	2,550,780
180,000	Pfizer Inc.	3,151,220	4,140,000
44,000	Quidel Corp.†	603,237	689,920

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Health Care (Continued)
400	Regeneron Pharmaceuticals Inc.†	$43,670	$45,688
50,000	Roche Holding AG, ADR	1,934,205	2,161,000
95,000	Smith & Nephew plc	1,043,777	948,497
2,000	Stryker Corp.	65,440	110,200
760,000	Tenet Healthcare Corp.†	4,825,541	3,982,400
55,000	UnitedHealth Group Inc.	1,787,766	3,217,500
90,000	Watson Pharmaceuticals Inc.†	3,358,954	6,659,100
34,000	William Demant Holding A/S†	1,594,066	3,047,031
100,000	Wright Medical Group Inc.†	1,567,862	2,135,000
5,000	Young Innovations Inc.	133,912	172,450
13,000	Zimmer Holdings Inc.	662,619	836,680

		78,207,501	116,819,316

	Hotels and Gaming — 2.2%
16,000	Accor SA	533,068	499,722
25,000	Churchill Downs Inc.	969,428	1,469,750
403,500	Gaylord Entertainment Co.†	10,530,068	15,558,960
600,000	Genting Singapore plc	846,318	667,851
10,000	Home Inns & Hotels Management Inc., ADR†	159,080	226,600
50,000	Hyatt Hotels Corp., Cl. A†	1,989,362	1,858,000
161,000	International Game Technology	2,909,346	2,535,750
60,000	Interval Leisure Group Inc.	561,535	1,140,600
2,600,000	Ladbrokes plc.	14,749,785	6,401,152
118,000	Las Vegas Sands Corp.	879,113	5,131,820
4,200,000	Mandarin Oriental International Ltd.	8,011,029	5,418,000
500,000	MGM Resorts International†	4,994,351	5,580,000
56,000	Orient-Express Hotels Ltd., Cl. A†	1,026,375	468,720
100,000	Pinnacle Entertainment Inc.†	629,066	962,000
98,000	Starwood Hotels & Resorts Worldwide Inc.	1,921,712	5,197,920
2,000,000	The Hongkong & Shanghai Hotels Ltd.	2,636,925	2,655,341
16,000	The Marcus Corp.	177,498	220,160
170,000	Universal Entertainment Corp.	3,368,897	3,519,735
17,000	Wyndham Worldwide Corp.	447,208	896,580
15,000	Wynn Resorts Ltd.	389,245	1,555,800

		57,729,409	61,964,461

	Machinery — 3.7%
130,000	Caterpillar Inc.	858,719	11,038,300
400,000	CNH Global NV†	12,185,748	15,544,000
736,000	Deere & Co.	5,883,115	59,520,320
26,000	Mueller Water Products Inc., Cl. A	193,452	89,960
745,000	Xylem Inc.	9,989,559	18,751,650

Shares		Cost	Market Value
52,000	Zebra Technologies Corp., Cl. A†	$1,820,513	$1,786,720

		30,931,106	106,730,950

	Manufactured Housing and Recreational Vehicles — 0.1%
32,000	Cavco Industries Inc.†	605,460	1,640,960
34,000	Nobility Homes Inc.†	594,931	193,460
97,000	Skyline Corp.	2,607,828	492,760

		3,808,219	2,327,180

	Metals and Mining — 2.1%
60,000	Agnico-Eagle Mines Ltd.	2,637,554	2,427,600
290,000	Alcoa Inc.	3,756,493	2,537,500
368,000	Barrick Gold Corp.	6,891,098	13,825,760
29,000	Cameco Corp.	551,939	636,550
36,000	Century Aluminum Co.†	415,027	263,880
207,000	Freeport-McMoRan Copper & Gold Inc.	3,967,068	7,052,490
105,000	Ivanhoe Mines Ltd.†	878,845	1,016,400
1,000	Joy Global Inc.	60,857	56,730
50,000	Kinross Gold Corp.	359,224	407,500
52,000	New Hope Corp. Ltd.	70,252	213,420
643,000	Newmont Mining Corp.	16,660,197	31,191,930
50,000	Peabody Energy Corp.	1,669,268	1,226,000

		37,917,822	60,855,760

	Publishing — 2.7%
34,000	Belo Corp., Cl. A	176,514	218,960
355,000	Il Sole 24 Ore SpA†	1,555,579	235,184
437,000	Media General Inc., Cl. A†	3,883,996	2,014,570
70,000	Meredith Corp.	1,508,272	2,235,800
2,780,000	News Corp., Cl. A	21,909,502	61,966,200
95,000	News Corp., Cl. B	1,470,631	2,139,400
12,000	Nielsen Holdings NV†	318,426	314,640
137,000	The E.W. Scripps Co., Cl. A†	1,134,291	1,316,570
170,000	The McGraw-Hill Companies Inc.	1,505,331	7,650,000
25,000	The New York Times Co., Cl. A†	228,978	195,000

		33,691,520	78,286,324

	Real Estate — 0.3%
11,000	Brookfield Asset Management Inc., Cl. A	294,496	364,100
103,000	Griffin Land & Nurseries Inc.	1,479,146	2,882,970
250,000	The St. Joe Co.†	1,870,114	3,952,500

		3,643,756	7,199,570

	Real Estate Investment Trusts — 0.1%
14,422	Host Hotels & Resorts Inc.	290,636	228,156
12,000	ProLogis Inc.	724,376	398,773
160,000	Weyerhaeuser Co.	3,377,950	3,577,600

		4,392,962	4,204,529

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail — 2.7%
110,000	Aaron’s Inc.†	$583,437	$3,114,100
185,000	AutoNation Inc.†	1,798,730	6,526,800
200	AutoZone Inc.†	17,781	73,434
110,000	Barnes & Noble Inc.†	1,342,288	1,810,600
100,000	Coldwater Creek Inc.†	297,967	54,600
125,000	Costco Wholesale Corp.	6,453,676	11,875,000
465,000	CVS Caremark Corp.	16,038,560	21,729,450
130,000	HSN Inc.	2,600,839	5,245,500
53,000	Krispy Kreme Doughnuts Inc.†	392,912	338,670
2,600,000	Lianhua Supermarket Holdings Ltd., Cl. H	5,245,474	2,480,037
200,000	Macy’s Inc.	3,263,628	6,870,000
90,000	Safeway Inc.	1,946,359	1,633,500
58,000	The Cheesecake Factory Inc.†	1,715,610	1,853,680
49,000	The Home Depot Inc.	1,535,519	2,596,510
70,000	The Kroger Co.	423,375	1,623,300
50,000	Walgreen Co.	1,699,415	1,479,000
44,000	Wal-Mart Stores Inc.	2,225,443	3,067,680
60,000	Whole Foods Market Inc.	1,436,727	5,719,200

		49,017,740	78,091,061

	Specialty Chemicals — 1.4%
49,000	Airgas Inc.	3,199,391	4,116,490
16,500	Ashland Inc.	276,210	1,143,615
75,014	Chemtura Corp.†	1,055,745	1,087,703
547,000	Ferro Corp.†	6,894,272	2,625,600
110,000	General Chemical Group Inc.†	365,584	1,281
135,000	H.B. Fuller Co.	1,264,068	4,144,500
145,000	International Flavors & Fragrances Inc.	6,723,874	7,946,000
40,000	Material Sciences Corp.†	266,497	328,000
2,000	NewMarket Corp.	215,642	433,200
578,000	Omnova Solutions Inc.†	1,589,474	4,358,120
8,500	Praxair Inc.	864,326	924,205
287,000	Sensient Technologies Corp.	5,526,116	10,541,510
3,000	SGL Carbon SE	133,511	117,160
65,000	Zep Inc.	735,432	892,450

		29,110,142	38,659,834

	Telecommunications — 2.6%
130,000	AT&T Inc.	3,170,983	4,635,800
40,000	CenturyLink Inc.	699,241	1,579,604
1,500,000	Cincinnati Bell Inc.†	6,302,771	5,580,000
375,000	Deutsche Telekom AG, ADR	6,254,893	4,099,500
23,000	France Telecom SA, ADR	382,387	301,530
38,000	Hellenic Telecommunications Organization SA†	744,126	96,178
14,000	Hellenic Telecommunications Organization SA, ADR	95,418	17,500

Shares		Cost	Market Value
7,000	Level 3 Communications Inc.†	$154,368	$155,050
80,000	Loral Space & Communications Inc	5,240,274	5,388,000
247,000	NII Holdings Inc.†	7,365,159	2,526,810
70,005	Oi SA, ADR	1,561,877	863,862
27,000	Oi SA, Cl. C, ADR	321,158	125,551
240,000	Portugal Telecom SGPS SA	2,405,992	1,049,355
700,000	Sprint Nextel Corp.†	2,468,210	2,282,000
3,100,000	Telecom Italia SpA	1,732,489	3,061,946
200,000	Telecom Italia SpA, ADR	1,395,966	1,970,000
46,500	Telefonica Brasil SA, ADR	911,624	1,150,410
286,341	Telefonica SA, ADR	3,426,097	3,751,067
80,000	Telefonos de Mexico SAB de CV, Cl. L	22,722	60,691
1,131,634	Telephone & Data Systems Inc.	22,381,112	24,092,488
94,000	tw telecom inc.†	1,694,127	2,412,040
228,000	Verizon Communications Inc.	6,937,944	10,132,320
44,000	VimpelCom Ltd., ADR	631,050	356,840

		76,299,988	75,688,542

	Transportation — 0.5%
330,000	GATX Corp.	8,374,749	12,705,000
4,000	Kansas City Southern	7,317	278,240
46,000	Providence and Worcester Railroad Co.	710,155	620,540

		9,092,221	13,603,780

	Wireless Communications — 0.9%
177,000	America Movil SAB de CV, Cl. L, ADR.	551,241	4,612,620
55,000	Millicom International Cellular SA, SDR	5,001,600	5,176,040
2,700	NTT DoCoMo Inc.	3,867,175	4,482,267
21,857	Tim Participacoes SA, ADR.	157,720	600,193
192,000	United States Cellular Corp.†	9,215,906	7,415,040
2,000	ViaSat Inc.†	91,665	75,540
153,075	Vodafone Group plc, ADR	4,055,624	4,313,654

		22,940,931	26,675,354

	TOTAL COMMON STOCKS	1,502,126,033	2,831,929,681

	RIGHTS — 0.0%
	Health Care — 0.0%
20,000	American Medical Alert Corp.†(a)	0	200
200,000	Sanofi, CVR, expire 12/31/20†	277,649	282,000

		277,649	282,200

See accompanying notes to financial statements.

The Gabelli Asset Fund

Schedule of Investments (Continued) — June 30, 2012 (Unaudited)

Shares		Cost	Market Value
	RIGHTS (Continued)
	Metals and Mining — 0.0%
105,000	Ivanhoe Mines Ltd., expire 07/19/12†	$0	$96,810

	TOTAL RIGHTS	277,649	379,010

	WARRANTS — 0.1%
	Automotive: Parts and Accessories — 0.0%
14,727	Federal-Mogul Corp., expire 12/27/14†	411,720	736

	Energy and Utilities — 0.1%
313,600	Kinder Morgan Inc., expire 05/25/17†	361,520	677,376

	Hotels and Gaming — 0.0%
200,000	Indian Hotels Co. Ltd., expire 06/16/14†(b)	298,980	220,000

	TOTAL WARRANTS	1,072,220	898,112

Principal Amount
	CORPORATE BONDS — 0.0%
	Specialty Chemicals — 0.0%
$200,000	Chemtura Corp., Escrow, Zero Coupon, 11/17/20†(a)	0	0

	U.S. GOVERNMENT OBLIGATIONS — 0.9%
26,175,000	U.S. Treasury Bills, 0.100% to 0.140%††, 10/04/12 to 12/20/12	26,162,242	26,164,169

	TOTAL INVESTMENTS — 99.9%	$1,529,638,144	2,859,370,972

	Other Assets and Liabilities (Net) — 0.1%		3,359,271

	NET ASSETS — 100.0%		$2,862,730,243

(a)

Security fair valued under procedures established by the Board of Trustees. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2012, the market value of fair valued securities amounted to $522,549 or 0.02% of net assets.

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, the market value of Rule 144A securities amounted to $12,710,250 or 0.44% of net assets.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Assets and Liabilities

June 30, 2012 (Unaudited)

Assets:
Investments, at value (cost $1,529,638,144)	$2,859,370,972
Foreign currency, at value (cost $17)	17
Receivable for Fund shares sold	2,508,792
Receivable for investments sold	1,096,319
Dividends receivable	7,662,402
Prepaid expenses	96,297

Total Assets	2,870,734,799

Liabilities:
Payable to custodian	2,250
Payable for investments purchased	1,644,049
Payable for Fund shares redeemed	2,831,286
Payable for investment advisory fees	2,278,884
Payable for distribution fees	570,426
Payable for accounting fees	3,750
Payable for shareholder services fees	414,703
Other accrued expenses	259,208

Total Liabilities	8,004,556

Net Assets (applicable to 56,845,598 shares outstanding)	$2,862,730,243

Net Assets Consist of:
Paid-in capital	$1,496,000,103
Accumulated net investment income	12,353,331
Accumulated net realized gain on investments and foreign currency transactions	24,638,657
Net unrealized appreciation on investments	1,329,732,828
Net unrealized appreciation on foreign currency translations	5,324

Net Assets	$2,862,730,243

Shares of Beneficial Interest, each at $0.01 par value; unlimited number of shares authorized:
Class AAA:
Net Asset Value, offering, and redemption price per share ($2,587,289,879 ÷ 51,334,820 shares outstanding)	$50.40

Class A:
Net Asset Value and redemption price per share ($77,390,980 ÷ 1,545,414 shares outstanding)	$50.08

Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$53.14

Class B:
Net Asset Value and offering price per share ($4,517 ÷ 93.5 shares outstanding)	$48.31	(a)

Class C:
Net Asset Value and offering price per share ($49,603,036 ÷ 1,021,176 shares outstanding)	$48.57	(a)

Class I:
Net Asset Value, offering, and redemption price per share ($148,441,831 ÷ 2,944,094 shares outstanding)	$50.42

(a)	Redemption price varies based on the length of time held.

Statement of Operations

For the Six Months Ended June 30, 2012 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $789,892)	$32,716,305
Interest	6,997

Total Investment Income	32,723,302

Expenses:
Investment advisory fees	14,349,893
Distribution fees - Class AAA	3,268,431
Distribution fees - Class A	93,011
Distribution fees - Class B	23
Distribution fees - Class C	233,703
Shareholder services fees	1,143,404
Shareholder communications expenses	235,979
Custodian fees	192,542
Trustees’ fees	96,760
Registration expenses	54,020
Legal and audit fees	32,765
Accounting fees	22,500
Miscellaneous expenses	91,787

Total Expenses	19,814,818

Less:
Advisory fee reduction on unsupervised assets (Note 3)	(9,489)
Custodian fee credits	(110)

Total Reductions and Credits	(9,599)

Net Expenses	19,805,219

Net Investment Income	12,918,083

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	43,858,363
Net realized loss on foreign currency transactions	(23,358)

Net realized gain on investments and foreign currency transactions	43,835,005

Net change in unrealized appreciation:
on investments	103,538,646
on foreign currency translations	2,991

Net change in unrealized appreciation on investments and foreign currency translations	103,541,637

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	147,376,642

Net Increase in Net Assets Resulting from Operations	$160,294,725

See accompanying notes to financial statements.

The Gabelli Asset Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2012 (Unaudited)	Year Ended December 31, 2011
Operations:
Net investment income	$12,918,083	$10,901,710
Net realized gain on investments and foreign currency transactions	43,835,005	49,221,792
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	103,541,637	(84,565,220)

Net Increase/(Decrease) in Net Assets Resulting from Operations	160,294,725	(24,441,718)

Distributions to Shareholders:
Net investment income
Class AAA	—	(9,612,866)
Class A	—	(291,548)
Class I	—	(607,472)

	—	(10,511,886)

Net realized gain
Class AAA	—	(48,142,032)
Class A	—	(1,259,602)
Class B	—	(116)
Class C	—	(787,744)
Class I	—	(1,802,732)

	—	(51,992,226)

Total Distributions to Shareholders	—	(62,504,112)

Shares of Beneficial Interest Transactions:
Class AAA	(88,853,926)	32,525,762
Class A	7,056,322	46,813,670
Class B	(1,546)	4,748
Class C	6,244,504	25,834,821
Class I	48,393,593	60,784,272

Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(27,161,053)	165,963,273

Redemption Fees	145	11,664

Net Increase in Net Assets	133,133,817	79,029,107
Net Assets:
Beginning of period	2,729,596,426	2,650,567,319

End of period (including undistributed net investment income of $12,353,331 and $0, respectively)	$2,862,730,243	$2,729,596,426

See accompanying notes to financial statements.

The Gabelli Asset Fund

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each period:

		Income (Loss) from Investment Operations			Distributions							Ratios to Average Net Assets/ Supplemental Data
Period Ended December 31	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees (a)(b)	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (in 000’s)	Net Investment Income (Loss)		Operating Expenses		Portfolio Turnover Rate
Class AAA
2012(c)	$47.60	$0.22	$2.58	$2.80	—	—	—	$0.00	$50.40	5.9%	$2,587,290	0.89	%(d)	1.38	%(d)	2%
2011	48.93	0.19	(0.41)	(0.22)	$(0.18)	$(0.93)	$(1.11)	0.00	47.60	(0.4)	2,527,218	0.39		1.37		8
2010	40.21	0.15	9.13	9.28	(0.15)	(0.41)	(0.56)	0.00	48.93	23.1	2,571,513	0.35		1.38		7
2009	31.01	0.25	9.22	9.47	(0.27)	—	(0.27)	0.00	40.21	30.5	2,107,979	0.74		1.40		7
2008	49.81	0.22	(18.76)	(18.54)	(0.23)	(0.03)	(0.26)	0.00	31.01	(37.2)	1,721,697	0.52		1.38		14
2007	47.38	0.16	5.46	5.62	(0.15)	(3.04)	(3.19)	0.00	49.81	11.8	2,953,454	0.31		1.36		9
Class A
2012(c)	$47.30	$0.23	$2.55	$2.78	—	—	—	$0.00	$50.08	5.9%	$77,391	0.92	%(d)	1.38	%(d)	2%
2011	48.65	0.21	(0.42)	(0.21)	$(0.21)	$(0.93)	$(1.14)	0.00	47.30	(0.4)	66,330	0.43		1.37		8
2010	40.01	0.15	9.07	9.22	(0.17)	(0.41)	(0.58)	0.00	48.65	23.0	23,280	0.34		1.38		7
2009	30.85	0.25	9.17	9.42	(0.26)	—	(0.26)	0.00	40.01	30.5	13,216	0.75		1.40		7
2008	49.59	0.23	(18.69)	(18.46)	(0.25)	(0.03)	(0.28)	0.00	30.85	(37.2)	11,522	0.55		1.38		14
2007	47.21	0.16	5.44	5.60	(0.18)	(3.04)	(3.22)	0.00	49.59	11.8	12,497	0.30		1.36		9
Class B
2012(c)	$45.80	$0.03	$2.48	$2.51	—	—	—	—	$48.31	5.5%	$4	0.13	%(d)	2.13	%(d)	2%
2011	47.28	(0.13)	(0.42)	(0.55)	—	$(0.93)	$(0.93)	$0.00	45.80	(1.2)	6	(0.27)		2.12		8
2010	39.04	(0.17)	8.82	8.65	—	(0.41)	(0.41)	0.00	47.28	22.2	2	(0.41)		2.13		7
2009	30.14	0.02	8.88	8.90	—	—	—	0.00	39.04	29.5	2	0.08		2.15		7
2008	48.80	(0.12)	(18.29)	(18.41)	$(0.22)	(0.03)	(0.25)	0.00	30.14	(37.7)	4	(0.32)		2.13		14
2007	46.72	(0.26)	5.38	5.12	—	(3.04)	(3.04)	0.00	48.80	10.9	2	(0.52)		2.11		9
Class C
2012(c)	$46.05	$0.05	$2.47	$2.52	—	—	—	$0.00	$48.57	5.5%	$49,603	0.19	%(d)	2.13	%(d)	2%
2011	47.53	(0.15)	(0.40)	(0.55)	—	$(0.93)	$(0.93)	0.00	46.05	(1.1)	41,146	(0.32)		2.12		8
2010	39.25	(0.17)	8.86	8.69	—	(0.41)	(0.41)	0.00	47.53	22.1	17,240	(0.40)		2.13		7
2009	30.31	(0.01)	9.00	8.99	$(0.05)	—	(0.05)	0.00	39.25	29.6	8,916	(0.03)		2.15		7
2008	48.68	(0.09)	(18.25)	(18.34)	—	(0.03)	(0.03)	0.00	30.31	(37.7)	6,419	(0.21)		2.13		14
2007	46.58	(0.24)	5.38	5.14	—	(3.04)	(3.04)	0.00	48.68	11.0	8,090	(0.47)		2.11		9
Class I
2012(c)	$47.56	$0.32	$2.54	$2.86	—	—	—	$0.00	$50.42	6.0%	$148,442	1.26	%(d)	1.13	%(d)	2%
2011	48.90	0.34	(0.44)	(0.10)	$(0.31)	$(0.93)	$(1.24)	0.00	47.56	(0.2)	94,896	0.69		1.12		8
2010	40.18	0.27	9.11	9.38	(0.25)	(0.41)	(0.66)	0.00	48.90	23.4	38,532	0.62		1.13		7
2009	30.97	0.33	9.24	9.57	(0.36)	—	(0.36)	0.00	40.18	30.9	6,080	0.99		1.15		7
2008(e)	47.26	0.33	(16.25)	(15.92)	(0.34)	(0.03)	(0.37)	0.00	30.97	(33.6)	3,753	0.84	(d)	1.13	(d)	14

†

Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per	share amounts have been calculated using the average shares outstanding method.
(b) Amount	represents less than $0.005 per share.
(c) For	the six months ended June 30, 2012, unaudited.
(d) Annualized.
(e) From	the commencement of offering Class I Shares on January 11, 2008 through December 31, 2008.

See accompanying notes to financial statements.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Asset Fund was organized on November 25, 1985 as a Massachusetts business trust. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary objective is growth of capital. The Fund commenced investment operations on March 3, 1986.

2. Significant Accounting Policies. The Fund’s financial statements are prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1	—	quoted prices in active markets for identical securities;

•	Level 2	—	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3	—	significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2012 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/12
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Broadcasting	$44,909,476	—	$4	$44,909,480
Consumer Products	151,647,738	$7	—	151,647,745
Energy and Utilities	214,369,613	—	0	214,369,613
Entertainment	122,044,820	—	520,285	122,565,105
Equipment and Supplies	188,451,883	—	2,060	188,453,943
Other Industries (a)	2,109,983,795	—	—	2,109,983,795
Total Common Stocks	2,831,407,325	7	522,349	2,831,929,681
Rights:
Health Care	282,000	—	200	282,200
Metals and Mining	96,810	—	—	96,810
Total Rights	378,810	—	200	379,010
Warrants:
Hotels and Gaming	—	220,000	—	220,000
Other Industries (a)	678,112	—	—	678,112
Total Warrants	678,112	220,000	—	898,112
Corporate Bonds(a)	—	—	0	0
U.S. Government Obligations	—	26,164,169	—	26,164,169
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,832,464,247	$26,384,176	$522,549	$2,859,370,972

(a) Please	refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2012. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Quantitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at June 30, 2012, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Swap Agreements. The Fund may enter into equity contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an equity contract for difference swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time an equity contract for difference swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be received or paid on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. During the six months ended June 30, 2012, the Fund held no investments in equity contract for difference swap agreements.

Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. During the six months ended June 30, 2012, the Fund held no investments in forward foreign exchange contracts.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Restricted Securities. The Fund may invest up to 10% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of June 30, 2012, refer to the Schedule of Investments.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “Custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in the Statement of Operations.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

The tax character of distributions paid during the year ended December 31, 2011 was as follows:

Distributions paid from:
Ordinary income (inclusive of short-term capital gains)	$14,203,016
Net long-term capital gains	48,301,096

Total distributions paid	$62,504,112

Provision For Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. As a result of the rule, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2012:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$1,548,799,641	$1,427,089,241	$(116,517,910)	$1,310,571,331

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2012, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2012, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2008 through December 31, 2011 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Trustees of the Fund who are affiliated persons of the Adviser.

There was a reduction in the advisory fee paid to the Adviser relating to certain portfolio holdings, i.e., unsupervised assets, of the Fund with respect to which the Adviser transferred dispositive and voting control to the Fund’s Proxy Voting Committee. During the six months ended June 30, 2012, the Fund’s Proxy Voting Committee

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

exercised control and discretion over all rights to vote or consent with respect to such securities, and the Adviser reduced its fee with respect to such securities by $9,489.

The Fund pays each Trustee who is not considered an affiliated person an annual retainer of $18,000 plus $2,000 for each Board meeting attended. Each Trustee is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit Committee and the Lead Trustee each receive an annual fee of $2,000. The Chairman of the Proxy Voting Committee and Nominating Committee each receive $1,000 annually. A Trustee may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the “Plan”) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, Class B, and Class C Share Plans, payments are authorized to G.distributors, LLC (the “Distributor”), an affiliate of the Fund at annual rates of 0.25%, 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2012, other than short-term securities and U.S. Government obligations, aggregated $65,098,940 and $93,154,440, respectively.

6. Transactions with Affiliates. During the six months ended June 30, 2012, the Fund paid brokerage commissions on security trades of $81,366 to Gabelli & Company, Inc., an affiliate of the Fund. Additionally the Distributor retained a total of $34,768 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2012, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.

7. Line of Credit. The Fund participates in an unsecured line of credit of up to $75,000,000 under which it may borrow up to 10% of its net assets from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at the higher of the sum of the overnight LIBOR plus 125 basis points or the sum of the federal funds rate plus 125 basis points at the time of borrowing. This amount, if any, would be included in “interest expense” in the Statement of Operations. At June 30, 2012, there were no borrowings outstanding under the line of credit.

The average daily amount of borrowings outstanding under the line of credit during the six months ended June 30, 2012 was $11,385 with a weighted average interest rate of 1.18%. The maximum amount borrowed at any time during the six months ended June 30, 2012 was $1,294,000.

8. Shares of Beneficial Interest. The Fund offers five classes of shares – Class AAA Shares, Class A Shares, Class B Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered without a sales charge only to investors who acquire them directly from the Distributor, through selected broker/dealers, or the transfer agent. Class I Shares are offered without a sales charge, solely to certain institutions, directly through the

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

Distributor, or brokers that have entered into selling agreements specifically with respect to Class I Shares. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (“CDSC”) upon redemption within six years of purchase and automatically convert to Class A Shares approximately eight years after the original purchase. The applicable Class B CDSC is equal to a percentage declining from 5% of the lesser of the NAV per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class B Shares are available only through exchange of Class B Shares of other funds distributed by the Distributor.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the six months ended June 30, 2012 and the year ended December 31, 2011 amounted to $145 and $11,664, respectively.

Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended June 30, 2012 (Unaudited)		Year Ended December 31, 2011
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	3,108,511	$156,981,234	8,415,820	$419,968,817
Shares issued upon reinvestment of distributions	—	—	1,158,479	54,599,274
Shares redeemed	(4,866,187)	(245,835,160)	(9,036,639)	(442,042,329)

Net increase/(decrease)	(1,757,676)	$(88,853,926)	537,660	$32,525,762

Class A
Shares sold	490,186	$24,446,079	1,293,140	$64,496,462
Shares issued upon reinvestment of distributions	—	—	30,486	1,427,643
Shares redeemed	(347,242)	(17,389,757)	(399,635)	(19,110,435)

Net increase	142,944	$7,056,322	923,991	$46,813,670

Class B
Shares sold	—	—	92	$4,663
Shares issued upon reinvestment of distributions	—	—	2	85
Shares redeemed	(33)	$(1,546)	—	—

Net increase/(decrease)	(33)	$(1,546)	94	$4,748

Class C
Shares sold	222,319	$10,852,981	624,349	$30,266,783
Shares issued upon reinvestment of distributions	—	—	13,453	613,574
Shares redeemed	(94,750)	(4,608,477)	(106,892)	(5,045,536)

Net increase	127,569	$6,244,504	530,910	$25,834,821

Class I
Shares sold	1,292,387	$65,680,997	1,503,179	$74,969,630
Shares issued upon reinvestment of distributions	—	—	46,104	2,171,041
Shares redeemed	(343,668)	(17,287,404)	(341,858)	(16,356,399)

Net increase	948,719	$48,393,593	1,207,425	$60,784,272

The Gabelli Asset Fund

Notes to Financial Statements (Unaudited) (Continued)

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Other Matters. On April 24, 2008, the Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. Under the terms of the settlement, the Adviser, without admitting or denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty). On the same day, the SEC filed a civil action in the U.S. District Court for the Southern District of New York against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer, who also is an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO complex, including this Fund, denies the allegations and is continuing in his positions with the Adviser and the funds. The settlement by the Adviser did not have, and the resolution of the action against the officer is not expected to have, a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Morningstar Rating™ is based on risk-adjusted returns. The Overall Morningstar Rating is derived from a weighted average of the performance figures associated with a fund’s three, five, and ten year (if applicable) Morningstar Rating metrics. For funds with at least a three year history, a Morningstar Rating is based on a risk-adjusted return measure (including the effects of sales charges, loads, and redemption fees) placing more emphasis on downward variations and rewarding consistent performance. That accounts for variations in a fund’s monthly performance. The top 10% of funds in each category receive 5 stars, the next 22.5% 4 stars, the next 35% 3 stars, the next 22.5% 2 stars, and the bottom 10% 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) Morningstar Rating is for the AAA Share class only; other classes may have different performance characteristics. Ratings reflect relative performance. Results for certain periods were negative. ©2012 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited)

At its meeting on February 28, 2012, the Board of Trustees (“Board”) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.

Investment Performance. The Independent Board Members reviewed the short, medium, and long-term performance of the Fund against a peer group of multi-cap core and multi-cap value large funds chosen by Lipper as being comparable. The Independent Board Members noted that the Fund’s performance was in the second quartile of the funds in its category for the one year period and in the first quartile for the three and five year periods.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The Independent Board Members also noted that a large portion of the Fund’s portfolio transactions were executed by an affiliated broker and that another affiliated broker received distribution fees and minor amounts of sales commissions.

Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of multi-cap and core value funds and noted that the advisory fee includes substantially all administrative services for the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios and the Fund’s size were above average within this group. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members recognized that the Adviser and its affiliates did not manage other accounts with similar strategies that had fees lower than those charged for the Fund.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a good performance record. The Independent Board Members also concluded that the Fund’s expense ratios and the profitability to the Adviser of managing the Fund were reasonable in light of the Fund’s performance and that economies of scale were not a significant factor in their thinking at this time. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment advisory agreement to the full Board.

The Gabelli Asset Fund

Board Consideration and Re-Approval of Investment Advisory Agreements (Unaudited) (Continued)

Based on a consideration of all these factors in their totality, the Board, including all of the Independent Board Members, determined that the Fund’s advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Fund’s Advisory Agreement. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all important or controlling.

Gabelli/GAMCO Funds and Your Personal Privacy.

Who are we?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

•   Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

•   Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

GABELLI/GAMCO FAMILY OF FUNDS

VALUE

Gabelli Asset Fund

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund’s primary objective is growth of capital.

(Multiclass)	Team Managed

Gabelli Dividend Growth Fund (formerly Gabelli Blue Chip Value Fund)

Seeks to invest at least 80% of its net assets in dividend paying stocks. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

GAMCO Westwood Equity Fund

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood’s proprietary growth rate estimates. The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

FOCUSED VALUE

Gabelli Focus Five Fund (formerly Gabelli Woodland Small Cap Value Fund)

Seeks to invest up to 50% of its net assets in the equity securities of five companies with the remaining net assets invested in ten to twenty other companies or in short-term high grade investments or cash and cash equivalents. (Multiclass)

Team Managed

Gabelli Value Fund

Seeks to invest in securities of companies believed to be undervalued. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

SMALL CAP

Gabelli Small Cap Growth Fund

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager:	Mario J. Gabelli, CFA

GAMCO Westwood SmallCap Equity Fund

Seeks to invest primarily in smaller capitalization equity securities–market caps of $2.5 billion or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Portfolio Manager:	Nicholas F. Galluccio

GROWTH

GAMCO Growth Fund

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Howard F. Ward, CFA

GAMCO International Growth Fund

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (Multiclass)

Portfolio Manager:	Caesar Bryan

AGGRESSIVE GROWTH

GAMCO Global Growth Fund

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world’s marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

MICRO-CAP

GAMCO Westwood Mighty MitesSM Fund

Seeks to invest in micro-cap companies that have market capitalizations of $500 million or less. The Fund’s primary objective is long-term capital appreciation. (Multiclass)

Team Managed

EQUITY INCOME

Gabelli Equity Income Fund

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly distributions and seeks a high level of total return with an emphasis on income. (Multiclass) Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Westwood Balanced Fund

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund’s primary objective is both capital appreciation and current income. (Multiclass)

Team Managed

GAMCO Westwood Income Fund

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (Multiclass)

Portfolio Manager: Barbara G. Marcin, CFA

SPECIALTY EQUITY

GAMCO Vertumnus Fund

Seeks to invest principally in common stock and convertible securities of domestic and foreign companies. The Fund’s primary objective is total return through a combination of current income and capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

GAMCO Global Opportunity Fund

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund’s primary objective is capital appreciation. (Multiclass)

Team Managed

Gabelli SRI Green Fund

Seeks to invest in common and preferred stocks meeting guidelines for social responsibility (avoiding defense contractors and manufacturers of alcohol, abortifacients, gaming, and tobacco products) and sustainability (companies engaged in climate change, energy security and independence, natural resource shortages, organic living, and urbanization). The Fund’s primary objective is capital appreciation.

(Multiclass)	Team Managed

SECTOR

GAMCO Global Telecommunications Fund

Seeks to invest in telecommunications companies throughout the world – targeting undervalued companies with strong earnings and cash flow dynamics. The Fund’s primary objective is capital appreciation. (Multiclass) Team Managed

Gabelli Gold Fund (formerly GAMCO Gold Fund)

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund’s objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (Multiclass)

Portfolio Manager:	Caesar Bryan

Gabelli Utilities Fund

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (Multiclass)

Portfolio Manager:	Mario J. Gabelli, CFA

MERGER AND ARBITRAGE

Gabelli ABC Fund

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund’s primary objective is total return in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Mario J. Gabelli, CFA

Gabelli Enterprise Mergers and Acquisitions Fund

Seeks to invest in securities believed to be likely acquisition targets within 12–18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund’s primary objective is capital appreciation. (Multiclass)

Portfolio Manager: Mario J. Gabelli, CFA

CONTRARIAN

GAMCO Mathers Fund

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (No-load)

Portfolio Manager: Henry Van der Eb, CFA

Comstock Capital Value Fund

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (Multiclass)

Portfolio Managers:	Charles L. Minter Martin Weiner, CFA

FIXED INCOME

GAMCO Westwood Intermediate Bond Fund

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund’s primary objective is total return. (Multiclass)

Portfolio Manager:	Mark R. Freeman, CFA

CASH MANAGEMENT-MONEY MARKET

Gabelli U.S. Treasury Money Market Fund

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund’s primary objective is to provide high current income consistent with the preservation of principal and liquidity. (No-load)

Co-Portfolio Managers: Judith A. Raneri

Ronald S. Eaker

An investment in the above Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

The Funds may invest in foreign securities which involve risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks.

To receive a prospectus, call 800-GABELLI (800-422-3554). Investors should carefully consider the investment objectives, risks, charges, and expenses of a fund before investing. The prospectus contains more information about these and other matters and should be read carefully before investing. Distributed by G.distributors, LLC, One Corporate Center, Rye, NY 10580.

The Gabelli Asset Fund

One Corporate Center

Rye, New York 10580-1422

800-GABELLI

800-422-3554

fax: 914-921-5118

website: www.gabelli.com

e-mail: info@gabelli.com

Net Asset Value per share available daily by calling

800-GABELLI after 7:00 P.M.

Board of Trustees

Mario J. Gabelli, CFA Chairman and Chief Executive Officer, GAMCO Investors, Inc.	Anthony R. Pustorino Certified Public Accountant, Professor Emeritus, Pace University

Anthony J. Colavita President, Anthony J. Colavita, P.C.	Werner J. Roeder, MD Medical Director, Lawrence Hospital
James P. Conn Former Chief Investment Officer, Financial Security Assurance Holdings Ltd.	Anthonie C. van Ekris Chairman, BALMAC International, Inc.	The
John D. Gabelli Senior Vice President, Gabelli & Company, Inc.	Salvatore J. Zizza Chairman, Zizza & Associates Corp.	Gabelli
Kuni Nakamura President, Advanced Polymer, Inc.		Asset
Officers		Fund
Bruce N. Alpert President, Secretary, and Acting Chief Compliance Officer	Agnes Mullady Treasurer

Custodian, Transfer Agent, and Dividend Disbursing Agent State Street Bank and Trust Company Distributor G.distributors, LLC Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP		Morningstar® rated The Gabelli Asset Fund Class AAA Shares 5 stars overall and 5 stars for the three and ten year periods, and 4 stars for the five year period ended June 30, 2012 among 1,539, 1,539, 838, and 1,346 Large Blend funds, respectively. MorningstarTM is based on risk-adjusted returns.

This report is submitted for the general information of the shareholders of The Gabelli Asset Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

SEMIANNUAL REPORT JUNE 30, 2012
GAB405Q212SR

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                                The Gabelli Asset Fund

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date   9/7/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Bruce N. Alpert

                                                 Bruce N. Alpert, Principal Executive Officer

Date     9/7/12

By (Signature and Title)*        /s/ Agnes Mullady

                                                 Agnes Mullady, Principal Financial Officer and Treasurer

Date    9/7/12

*Print the name and title of each signing officer under his or her signature.